UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04088

Excelsior Funds, Inc.

(Exact name of registrant as specified in charter)

114 West 47th Street New York, NY	10036
(Address of principal executive offices)	(Zip code)

BISYS Fund Services 3435 Stelzer Rd. Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-852-1000

Date of fiscal year end: March 31, 2007

Date of reporting period: June 30, 2006

Item 1.	Schedule of Investments.

Excelsior Funds, Inc.

Government Money Fund

Schedule of Portfolio Investments	June 30, 2006
(Unaudited)

Principal Amount	Security Description	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (97.79%):
$185,279,000	Federal Home Loan Bank, Discount Note, 5.03%, 07/05/06	$185,175,374
120,000,000	Federal Home Loan Bank, Discount Note, 5.09%, 07/12/06	119,813,215
50,000,000	Federal Home Loan Mortgage Corporation, Discount Note, 5.00%, 07/05/06	49,972,222
25,000,000	Federal Home Loan Mortgage Corporation, Discount Note, 4.94%, 07/17/06	24,945,111
20,000,000	Federal Home Loan Mortgage Corporation, MTN, 5.41%, 06/22/07	20,000,000

Total U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $399,905,922)		399,905,922

Shares
REGISTERED INVESTMENT COMPANY (0.43%):
1,761,242	Dreyfus Treasury Prime Cash Management Fund	1,761,242

Total REGISTERED INVESTMENT COMPANY (Cost $1,761,242)		1,761,242

Principal Amount
REPURCHASE AGREEMENT (2.20%):
$ 9,000,000	Morgan Stanley Dean Witter 5.20%, dated 06/30/06, due 07/03/06, to be repurchased at $9,003,900 (collateralized by U.S. Treasury Note, par value $9,690,000, 3.38%, maturing on 09/15/09; total market value $9,275,202)	9,000,000
Total REPURCHASE AGREEMENT (Cost $9,000,000)		9,000,000

Total Investments (Cost $410,667,164) - 100.42%		$410,667,164
Liabilities in excess of other assets - (0.42)%		(1,712,112)

NET ASSETS - 100.00%		$408,955,052

Discount Note - The rate reported is the discount rate at the time of purchase.

MTN - Medium Term Note

Excelsior Funds, Inc.

Money Fund

Schedule of Portfolio Investments	June 30, 2006
(Unaudited)

Principal Amount	Security Description	Value
CERTIFICATES OF DEPOSIT (27.62%):
$ 70,000,000	Abbey National Treasury Services, 5.27%, 07/28/06	$70,000,261
70,000,000	Bank of America NA, 5.07%, 07/06/06	70,000,000
70,000,000	Barclays Bank plc, 5.12%, 07/24/06	70,000,000
70,000,000	First Tennessee Bank, 5.09%, 07/07/06	69,999,992
50,000,000	Fortis Bank, 5.08%, 07/07/06	49,999,988
70,000,000	Washington Mutual Corp., 5.05%, 07/05/06	70,000,000
70,000,000	Wells Fargo Co., 5.23%, 07/20/06	70,000,000

Total CERTIFICATES OF DEPOSIT (Cost $470,000,241)		470,000,241

COMMERCIAL PAPER (64.49%):
70,000,000	American General Finance Co., Discount Note, 5.25%, 07/05/06	69,959,167
70,000,000	Citigroup Funding, Inc., Discount Note, 5.20%, 07/19/06	69,818,000
50,000,000	Corporate Asset Funding Co., Inc., Discount Note, 5.31%, 08/17/06 (a)	49,653,375
50,000,000	Falcon Asset Securitization Corp., Discount Note, 5.20%, 07/20/06 (a)	49,862,778
70,000,000	General Electric Capital Corp., Discount Note, 5.04%, 07/06/06	69,951,000
60,000,000	HBOS Treasury Services plc, Discount Note, 5.09%, 08/24/06	59,541,450
70,000,000	HSBC, Discount Note, 5.18%, 07/17/06	69,838,844
50,000,000	International Lease Finance Corp., Discount Note, 5.00%, 07/06/06	49,965,278
70,000,000	Merrill Lynch & Co., Inc., Discount Note, 5.10%, 07/05/06	69,960,333
50,000,000	Morgan Stanley, Discount Note, 5.28%, 07/20/06	49,860,667
50,000,000	Preferred Receivables Funding Corp., Discount Note, 5.21%, 07/19/06 (a)	49,869,750
70,000,000	Prudential Funding Corp., Discount Note, 5.19%, 07/19/06	69,818,350
70,000,000	Ranger Funding Co. llc, Discount Note, 5.19%, 07/17/06 (a)	69,838,533
70,000,000	Societe Generale, Discount Note, 5.04%, 07/21/06	69,804,000
50,000,000	Svenska Handelsbanken, Inc., Discount Note, 5.05%, 07/26/06	49,824,826
60,000,000	Three Pillars Funding, Discount Note, 5.23%, 07/19/06 (a)	59,843,100
70,000,000	UBS Finance Corp., Discount Note, 5.05%, 07/05/06	69,960,684
50,000,000	Yorktown Capital, Discount Note, 5.23%, 07/20/06 (a)	49,861,986

Total COMMERCIAL PAPER (Cost $1,097,232,121)		1,097,232,121

U.S. GOVERNMENT & AGENCY OBLIGATIONS (0.59%):
10,000,000	Federal Home Loan Mortgage Corporation, MTN, 5.41%,06/22/07	10,000,000

Total U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $10,000,000)		10,000,000

Shares
REGISTERED INVESTMENT COMPANY (0.20%):
3,334,233	Dreyfus Government Cash Management Fund	3,334,233

Total REGISTERED INVESTMENT COMPANY (Cost $3,334,233)		3,334,233

Principal Amount
REPURCHASE AGREEMENT (7.35%):
$125,000,000	Morgan Stanley Dean Witter 5.20%, dated 06/30/06, due 07/03/06, to be repurchased at $125,054,167 (collateralized by various U.S, Treasury Notes, ranging in par value $10,596,000-$112,263,000, 3.38%-6.00%, maturing 08/15/09-09/15/09; total market value $127,500,553)	125,000,000

Total REPURCHASE AGREEMENT (Cost $125,000,000)		125,000,000

Total Investments (Cost $1,705,566,595) - 100.25%		$1,705,566,595
Liabilities in excess of other assets - (0.25)%		(4,300,149)

NET ASSETS - 100.00%		$1,701,266,446

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities amounted to $328,929,522 or 19.33% of net assets.

Discount Note - The rate reported is the discount rate at the time of purchase.

llc - Limited Liability Company

MTN - Medium Term Note

plc - Public Limited Company

Excelsior Funds, Inc.

Treasury Money Fund

Schedule of Portfolio Investments	June 30, 2006
(Unaudited)

Principal Amount	Security Description	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (13.65%):
Federal Farm Credit Bank (6.69%):
$ 24,000,000	Discount Note, 4.95%, 07/03/06	$23,993,400

Federal Home Loan Bank (6.96%):
25,000,000	Discount Note, 4.99%, 07/05/06	24,986,139

Total U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $48,979,539)		48,979,539

U.S. TREASURY OBLIGATIONS (86.05%):
210,000,000	4.66%, 07/06/06 (a)	209,864,536
25,000,000	4.76%, 08/10/06 (a)	24,868,611
75,000,000	4.96%, 09/28/06 (a)	74,091,458

Total U.S. TREASURY OBLIGATIONS (Cost $308,824,605)		308,824,605

Shares
REGISTERED INVESTMENT COMPANY (0.69%):
2,471,800	Dreyfus Treasury Prime Cash Management Fund	2,471,800

Total REGISTERED INVESTMENT COMPANY (Cost $2,471,800)		2,471,800

Total Investments (Cost $360,275,944) - 100.39%		$360,275,944
Liabilities in excess of other assets - (0.39)%		(1,383,509)

NET ASSETS - 100.00%		$358,892,435

(b)	The rate shown is the effective yield at the time of purchase.

Discount Note - The rate reported is the discount rate at the time of purchase.

Excelsior Funds, Inc.

Core Bond Fund

Schedule of Portfolio Investments	June 30, 2006
(Unaudited)

Principal Amount	Security Description	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (11.69%):
NON-GOVERNMENTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (7.81%):
$ 2,221,201	Citigroup Mortgage Loan Trust, 2004-HYB4 WA, 4.46%, 12/25/34 (a)	$2,155,954
2,031,211	Countrywide Alternative Loan Trust, 2004-16CB 1A2, 5.50%, 07/25/34	1,994,568
1,315,453	Countrywide Alternative Loan Trust, 2004-22CB 1A1, 6.00%, 10/25/34	1,293,953
6,737,879	Indymac Index Mortgage Loan Trust, 2004-AR4 3A, 4.79%, 08/25/34 (a)	6,580,879
8,817,369	JP Morgan Mortgage Trust, 2005-A6 1A1, 5.15%, 09/25/35 (a)	8,637,053
2,549,546	Wells Fargo Mortgage Backed Securities Trust, 2004-EE 3A1, 3.99%, 12/25/34	2,469,033

		23,131,440

FEDERAL HOME LOAN MORTGAGE CORPORATION (2.59%):
4,550,908	1602 PH, 6.00%, 04/15/23	4,548,722
3,091,776	2333 UZ, 6.50%, 07/15/31	3,116,291

		7,665,013

FEDERAL NATIONAL MORTGAGE ASSOCIATION (0.47%):
1,430,000	2003-17 QT, 5.00%, 08/25/27	1,397,733

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (0.82%):
2,402,728	2005-25 B, 6.21%, 03/16/21	2,426,197

Total COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $35,465,598)		34,620,383

COMMERCIAL MORTGAGE-BACKED SECURITIES (12.81%):
1,477,000	Bank of America Commercial Mortgage, Inc., 2004-1 A4, 4.76%, 11/10/39	1,378,074
3,705,581	Chase Commercial Mortgage Securities Corp., 1997-2 D, 6.60%, 12/19/29	3,742,495
1,000,000	Credit Suisse First Boston Mortgage Securities Corp., 2002-CKS4 G, 6.01%, 11/15/36 (a)(b)	1,002,766
1,689,000	Greenwich Capital Commercial Funding Corp., 2004-GG1 A1, 5.32%, 06/10/36	1,631,036
2,000,000	Morgan Stanley Capital I, 1997-C1F, 6.85%, 02/15/20 (b)	2,001,443
3,601,000	Morgan Stanley Capital I, 1999-WF1 B, 6.32%, 11/15/31	3,644,357
3,150,000	Morgan Stanley Dean Witter Capital I, 2000-LIF2 C, 7.50%, 10/15/33	3,335,917
3,061,000	Mortgage Capital Funding, Inc., 1998-MC1 C, 6.95%, 03/18/30	3,109,732
2,521,000	Nomura Asset Securities Corp., 1998-D6 A4, 7.62%, 03/15/30 (a)	2,778,247
3,601,000	Wachovia Bank Commercial Mortgage Trust, 2003-C9 A3, 4.61%, 12/15/35	3,425,803
2,305,000	Wachovia Bank Commercial Mortgage Trust, 2004-C12 A3, 5.23%, 07/15/41	2,250,073
10,000,000	Wachovia Bank Commercial Mortgage Trust, 2005-C20 A5, 5.09%, 07/15/42 (a)	9,642,993

Total COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $38,764,973)		37,942,936

CORPORATE BONDS (14.28%):
1,115,000	America Movil S.A. de C.V., 5.50%, 03/01/14	1,030,199
2,000,000	Bank One Corp., 7.88%, 08/01/10	2,152,074
3,005,000	Bottling Group llc, 5.50%, 04/01/16	2,899,392
700,000	British Telecommunications plc, 8.88%, 12/15/30	860,304
2,800,000	Cisco Systems, Inc., 5.50%, 02/22/16	2,688,636
1,081,000	CIT Group, Inc., 5.88%, 10/15/08	1,083,585
2,000,000	Citigroup, INC., 4.25%, 07/29/09	1,924,332
1,441,000	Comcast Cable Communications, 6.88%, 06/15/09	1,482,665

2,000,000	Comcast Cable Communications, 6.75%, 01/30/11	2,063,858
1,441,000	DaimlerChrysler N.A. Holding Corp., 7.20%, 09/01/09	1,486,351
825,000	Embarq Corp., 7.08%, 06/01/16	820,468
1,000,000	Ford Motor Credit Co., 8.63%, 11/01/10	935,417
2,773,000	Household Finance Corp., 8.00%, 07/15/10	2,989,288
1,437,000	International Lease Finance Corp., 4.50%, 05/01/08	1,406,616
250,000	Iron Mountain, Inc., 8.63%, 04/01/13	250,000
2,881,000	Merrill Lynch & Co. MTN, 5.00%, 02/03/14	2,693,908
2,800,000	Morgan Stanley, 4.75%, 04/01/14	2,567,096
2,000,000	Morgan Stanley Dean Witter, 6.75%, 04/15/11	2,076,452
1,690,000	Oracle Corp., 5.25%, 01/15/16	1,582,702
1,441,000	Prudential Financial, Inc., 5.10%, 09/20/14	1,357,680
627,000	PSEG Energy Holdings, Inc., 8.63%, 02/15/08	642,675
2,000,000	RBS Capital Trust III, 5.51%, 09/29/49 (a)	1,864,572
1,153,000	Time Warner Cos., Inc., 7.25%, 10/15/17	1,207,200
1,441,000	Wal-Mart Stores, 4.13%, 02/15/11	1,353,949
950,000	Xerox Corp., 6.40%, 03/15/16	896,563
2,000,000	YUM! Brands, Inc., 6.25%, 04/15/16	1,979,620

Total CORPORATE BONDS (Cost $43,387,109)		42,295,602

TAX-EXEMPT SECURITIES (1.23%):
3,600,000	University of Texas Revenue Bonds, Series B, 5.00%, 08/15/33	3,653,568

Total TAX-EXEMPT SECURITIES (Cost $3,690,997)		3,653,568

U.S. GOVERNMENT AGENCY BONDS & NOTES (1.73%):
FANNIE MAE (1.73%):
5,000,000	MTN, 6.25%, 02/01/11	5,120,905

Total U.S. GOVERNMENT AGENCY BONDS & NOTES (Cost $5,325,182)		5,120,905

U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES (33.38%):
FEDERAL HOME LOAN MORTGAGE CORPORATION (15.51%):
2,770,908	Pool # A20105, 5.00%, 04/01/34	2,596,073
9,712,852	Pool # A47411, 4.50%, 10/01/35	8,811,708
3,713,281	Pool # A48132, 7.00%, 12/01/35	3,799,750
5,922,638	Pool # B19861, 4.50%, 08/01/20	5,591,632
2,923,541	Pool # C01811, 5.00%, 04/01/34	2,739,074
132,851	Pool # C71221, 5.00%, 09/01/32	124,673
4,798,142	Pool # G01842, 4.50%, 06/01/35	4,352,978
14,783,487	Pool # G18105, 5.00%, 03/01/21	14,229,584
3,903,959	Pool # J02497, 4.50%, 09/01/20	3,685,773

		45,931,245

FEDERAL NATIONAL MORTGAGE ASSOCIATION (15.75%):
11,636,200	Pool # 357824, 5.50%, 06/01/35	11,184,395
1,251,746	Pool # 387203, 4.80%, 01/01/12	1,212,685
1,068,853	Pool # 387204, 4.80%, 01/01/12	1,035,499
4,597,748	Pool # 805386 ARM, 4.88%, 01/01/35 (a)	4,527,433
761,788	Pool # 812268, 5.50%, 05/01/35	732,209
890,451	Pool # 820989, 5.50%, 04/01/35	855,876
882,476	Pool # 821567, 5.50%, 06/01/35	848,212
11,031,826	Pool # 829321, 4.50%, 09/01/35	10,001,272
7,950,415	Pool # 835760, 4.50%, 09/01/35	7,207,715
5,992,871	Pool # 867438, 4.50%, 05/01/36	5,429,853
3,645,737	Pool # 880084, 6.00%, 03/01/36	3,588,886

		46,624,035

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (2.12%):
362,522	Pool # 2562, 6.00%, 03/20/28	359,800
551,396	Pool # 267812, 8.50%, 06/15/17	589,621
2,074,321	Pool # 3413, 4.50%, 07/20/33	1,886,824
1,899,006	Pool # 3442, 5.00%, 09/20/33	1,788,151
36,288	Pool # 532751, 9.00%, 08/15/30	39,398
108,871	Pool # 568670, 6.50%, 04/15/32	110,322
284,876	Pool # 780548, 8.50%, 12/15/17	303,588
269,530	Pool # 780865, 9.50%, 11/15/17	292,253
499,825	Pool # 781084, 9.00%, 12/15/17	534,286
359,711	Pool # 80311 ARM, 4.50%, 08/20/29 (a)	359,389

		6,263,632

Total U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES (Cost $101,410,971)		98,818,912

U.S. GOVERNMENT SECURITIES (18.66%):
U.S. TREASURY PRINCIPAL ONLY STRIPS (5.51%):
29,600,000	0.00%, 11/15/17 (c)	16,314,869

U.S. TREASURY INFLATION PROTECTED BONDS (0.81%):
300,000	4.25%, 01/15/10	381,698
2,000,000	0.88%, 04/15/10	2,006,687

		2,388,385

U.S. TREASURY NOTES (12.34%):
7,700,000	3.63%, 01/15/10	7,331,239
12,000,000	4.50%, 11/15/10	11,721,600
1,860,000	4.25%, 11/15/14	1,749,272
11,955,000	7.63%, 11/15/22	14,933,481
885,000	4.50%, 02/15/36	793,527

		36,529,119

Total U.S. GOVERNMENT SECURITIES (Cost $57,892,428)		55,232,373

Shares
REGISTERED INVESTMENT COMPANIES (5.73%):
8,485,620	Dreyfus Government Cash Management Fund	8,485,620
8,485,620	Fidelity U.S. Treasury II Fund	8,485,619

Total REGISTERED INVESTMENT COMPANIES (Cost $16,971,239)		16,971,239

Total Investments (Cost $302,908,497) (d) - 99.51%		$294,655,918
Other assets in excess of liabilities - 0.49%		1,439,026

NET ASSETS - 100.00%		$296,094,944

(a)	Variable Rate Security - The rate disclosed is as of June 30, 2006.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities amounted to $3,004,209 or 1.01% assets.

(c)	Zero-Coupon Security

(d)	Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from value by net unrealized appreciation/(depreciation) of securities as follows:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
$477,887	$(8,730,466)	$(8,252,579)

ARM - Adjustable Rate Mortgage

llc - limited liability company

MTN - Medium Term Note

plc - public limited company

STRIPS - Separately Traded Registered Interest and Principal Securities

Excelsior Funds, Inc.

Intermediate-Term Bond Fund

Schedule of Portfolio Investments	June 30, 2006
(Unaudited)

Principal Amount	Security Description	Value
ASSET BACKED SECURITIES (3.35%):
$ 2,000,000	Capital One Master Trust, 2001-6 C, 6.70%, 06/15/11 (a)	$2,039,062
260,662	Chase Funding Mortgage Loan Asset Backed Certificates, 2003-3 2A2, 5.35%, 04/25/33 (b)	261,213
8,725,000	Citibank Credit Card Issuance Trust, 2003-A4 A4, 5.00%, 03/20/09 (b)	8,729,858
3,483,219	JP Morgan Mortgage Acquisition Corp., 2006-HE1 A2, 5.16%, 05/25/28 (b)	3,484,030

Total ASSET BACKED SECURITIES (Cost $14,628,112)		14,514,163

COLLATERALIZED MORTGAGE OBLIGATIONS (12.30%):
NON-GOVERNMENTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (6.12%):
1,435,004	Bank of America Mortgage Securities, 2003-A 2A1, 3.98%, 02/25/33	1,392,003
2,849,657	Bear Stearns ARM, 2004-1 11A3, 3.39%, 04/25/34 (b)	2,818,351
3,791,772	Countrywide Alternative Loan Trust, 2004-22CB 1A1, 6.00%, 10/25/34	3,729,799
435,441	Indymac Index Mortgage Loan Trust, 2004-AR4 3A, 4.79%, 08/25/34 (b)	425,295
9,155,468	JP Morgan Mortgage Trust, 2005-A8 6A2, 5.15%, 11/25/35 (b)	9,039,750
3,322,000	Washington Mutual, 2005-AR5 A3, 4.67%, 05/25/35 (b)	3,250,058
2,434,393	Wells Fargo Mortgage Backed Securities Trust, 2004-EE 3A1, 3.99%, 12/25/34 (b)	2,357,517
3,596,168	Wells Fargo Mortgage Backed Securities Trust, 2005-AR1 1A1, 4.55%, 02/25/35 (b)	3,496,951

		26,509,724

FEDERAL HOME LOAN MORTGAGE CORPORATION (0.89%):
95,177	2386 QH, 6.50%, 10/15/30	95,030
3,924,809	R001 AE, 4.38%, 04/15/15	3,784,459

		3,879,489

FEDERAL NATIONAL MORTGAGE ASSOCIATION (2.96%):
9,650,000	1997-M5 C, 6.74%, 08/25/07	9,714,035
3,200,000	2003-17 QT, 5.00%, 08/25/27	3,127,794

		12,841,829

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (2.33%):
2,274,864	2003-14 KD, 4.75%, 08/20/30	2,229,250
2,800,000	2005-10 MW, 4.67%, 09/16/25	2,652,201
2,925,000	2005-14 B, 4.48%, 08/16/32	2,774,547
2,537,099	2006-8 A, 3.94%, 08/16/25 (b)	2,437,745
		10,093,743

Total COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $54,433,161)		53,324,785

COMMERCIAL MORTGAGE-BACKED SECURITIES (15.18%):
2,000,000	Commercial Mortgage Asset Trust, 1999-C1 B, 7.23%, 01/17/32	2,154,257
3,556,000	Commercial Mortgage Asset Trust, 1999-C2 C, 7.80%, 11/17/32	3,954,466
3,325,000	Credit Suisse First Boston Mortgage Securities Corp., 2002-CP5 G, 5.88%, 12/15/35 (a) (b)	3,293,619
2,915,630	DLJ Mortgage Acceptance Corp., 1997-CF2 A1B, 6.82%, 10/15/30 (a)	2,935,081
3,900,000	GMAC Commercial Mortgage Securities, Inc., 1999-C1 C, 6.59%, 05/15/33	3,978,441
7,197,000	JP Morgan Chase Commercial Mortgage Securities Corp., 2005-CB12 AJ, 4.99%, 09/12/37 (b)	6,705,922
4,500,000	JP Morgan Chase Commercial Mortgage Securities Corp., 2005-LDP2 A4, 4.74%, 07/15/42	4,139,425
5,430,000	JP Morgan Chase Commercial Mortgage Securities Corp., 2005-LDP5 AJ, 5.47%, 12/15/44 (b)	5,209,719

1,428,789	LB-UBS Commercial Mortgage Trust, 2001-C2 A1, 6.27%, 06/15/20	1,438,040
3,085,000	Morgan Stanley Dean Witter Capital I, 2003-TOP9 A2, 4.74%, 11/13/36	2,911,848
3,104,000	Morgan Stanley Dean Witter Capital I, 2005-HQ5 A4, 5.17%, 01/14/42	2,956,092
3,410,000	Nomura Asset Securities Corp., 1998-D6 A1B, 6.59%, 03/15/30	3,456,729
4,025,000	Nomura Asset Securities Corp., 1998-D6 A4, 7.62%, 03/15/30 (b)	4,435,717
1,435,000	Wachovia Bank Commercial Mortgage Trust, 2002-C1 A4, 6.29%, 04/15/34	1,470,071
6,525,000	Wachovia Bank Commercial Mortgage Trust, 2003-C9 A3, 4.61%, 12/15/35	6,207,545
4,775,000	Wachovia Bank Commercial Mortgage Trust, 2004-C12 A3, 5.23%, 07/15/41	4,661,213
6,150,000	Wachovia Bank Commercial Mortgage Trust, 2005-C20 A6A, 5.11%, 07/15/42 (b)	5,910,317

Total COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $68,810,636)		65,818,502

CORPORATE BONDS (23.41%):
1,720,000	America Movil S.A. de C.V., 5.50%, 03/01/14	1,589,185
5,270,000	Bottling Group llc, 5.50%, 04/01/16	5,084,792
4,155,000	Caterpillar Financial Services Corp. MTN, 2.35%, 09/15/06	4,129,455
500,000	Cincinnati Bell, Inc., 8.38%, 01/15/14	492,500
3,845,000	Cisco Systems, Inc., 5.50%, 02/22/16	3,692,073
2,570,000	Cit Group, Inc., 5.00%, 02/01/15	2,375,564
1,670,000	Comcast Cable Communications, 6.75%, 01/30/11	1,723,321
1,835,000	Credit Suisse First Boston (USA), Inc., 3.88%, 01/15/09	1,760,229
2,975,303	CVS Lease Pass Through Trust, 5.88%, 01/10/28 (a)	2,817,315
2,040,000	DaimlerChrysler NA Holding Corp., 4.05%, 06/04/08	1,972,388
4,000,000	Diageo Capital plc, 4.38%, 05/03/10	3,803,452
3,000,000	Dominion Resources, Inc., Series B, 5.26%, 09/28/07 (b)	3,001,803
1,000,000	Embarq Corp., 7.08%, 06/01/16	994,507
1,400,000	Ford Motor Credit Co., 5.80%, 01/12/09	1,278,995
3,255,000	Franklin Resources, Inc., 3.70%, 04/15/08	3,145,001
2,499,815	Hainan Airways, 4.91%, 12/15/07 (b)	2,499,815
5,645,000	Household Finance Corp., 8.00%, 07/15/10	6,085,299
5,500,000	International Lease Finance Corp., 4.75%, 01/13/12	5,199,139
500,000	Iron Mountain, Inc., 8.63%, 04/01/13	500,000
5,000,000	JP Morgan Chase & Co., 5.15%, 10/01/15	4,667,010
3,435,000	Legg Mason, Inc., 6.75%, 07/02/08	3,501,859
5,000,000	Lehman Brothers Holdings, Inc., 4.25%, 01/27/10	4,750,180
1,555,000	Limited Brands, Inc., 5.25%, 11/01/14	1,420,231
3,150,000	Morgan Stanley, 4.75%, 04/01/14	2,887,983
2,000,000	Nationwide Life Global Funding, Inc., 5.35%, 02/15/07 (a)	1,996,492
1,955,000	Nisource Finance Corp., 7.88%, 11/15/10	2,091,514
4,025,000	Oracle Corp., 5.25%, 01/15/16	3,769,453
3,000,000	RBS Capital Trust III, 5.51%, 09/29/49 (b) (c)	2,796,858
2,260,000	TCI Communications, Inc., 9.80%, 02/01/12	2,607,134
1,915,000	Telefonos de Mexico S.A., 4.50%, 11/19/08	1,842,400
2,415,000	Time Warner, Inc., 9.15%, 02/01/23	2,863,883
2,660,000	Virgina Electric Power, 5.40%, 01/15/16	2,505,124
5,075,000	Wachovia Corp., 3.50%, 08/15/08	4,857,633
1,555,000	Wachovia Corp., 5.25%, 08/01/14	1,483,095
1,000,000	Xerox Corp., 6.40%, 03/15/16	943,750
2,125,000	YUM! Brands, Inc., 6.25%, 04/15/16	2,103,346
2,400,000	Zions Bancorp, 5.50%, 11/16/15	2,287,296

Total CORPORATE BONDS (Cost $104,857,309)		101,520,074

U.S. GOVERNMENT AGENCY BONDS & NOTES (8.90%):
FANNIE MAE (2.76%):
11,330,000	7.25%, 01/15/10	11,973,091

FEDERAL HOME LOAN BANK (3.57%):
2,000,000	5.33%, 06/15/07	1,994,918
5,000,000	4.57%, 10/17/08	4,905,920
8,700,000	5.19%, 02/22/10	8,590,223

		15,491,061

FREDDIE MAC (2.57%):
5,845,000	3.00%, 09/29/06	5,809,813
2,000,000	5.13%, 04/18/08 (d)	1,987,784
3,355,000	5.13%, 07/15/12	3,290,923
50,000	MTN, 2.85%, 01/05/07	49,331

		11,137,851

Total U.S. GOVERNMENT AGENCY BONDS & NOTES (Cost $39,269,229)		38,602,003

U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES (13.26%):
FEDERAL HOME LOAN MORTGAGE CORPORATION (0.73%):
3,385,393	Pool # A36827, 5.00%, 08/01/35	3,164,081

FEDERAL NATIONAL MORTGAGE ASSOCIATION (10.26%):
2,630,000	Pool # 385538, 4.79%, 11/01/12	2,504,069
743,934	Pool # 545290, 7.50%, 10/01/16	774,055
3,306	Pool # 578823, 5.50%, 04/01/31	3,190
2,953,693	Pool # 704372 ARM, 4.51%, 05/01/33 (b)	2,871,558
5,841,492	Pool # 805386 ARM, 4.88%, 01/01/35 (b)	5,752,156
2,921,722	Pool # 811528, 5.00%, 11/01/20	2,814,786
6,460,762	Pool # 831192, 5.00%, 11/01/20	6,222,728
10,000,007	Pool # 851149, 5.00%, 04/01/21	9,631,580
2,500,001	Pool # 868986, 5.00%, 05/01/21	2,407,894
194,561	Pool # 872534, 6.00%, 06/01/36	191,527
10,000,000	Pool # 879122, 5.00%, 05/01/21	9,631,573
1,656,800	TBA, 6.00%, 07/25/21	1,662,496

		44,467,612

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (2.27%):
19,889	Pool # 195801, 8.50%, 01/15/17	21,268
9,077	Pool # 195833, 8.50%, 04/15/17	9,707
2,817,417	Pool # 3319, 5.00%, 12/20/32	2,653,514
2,131	Pool # 334299, 8.00%, 05/15/23	2,259
3,442,779	Pool # 3442, 5.00%, 09/20/33	3,241,805
327,244	Pool # 367412, 6.00%, 11/15/23	325,907
1,456,152	Pool # 604726, 4.50%, 10/15/33	1,339,541
2,448,875	Pool # 608288, 4.50%, 09/15/33	2,252,767

		9,846,768

Total U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES (Cost $58,835,062)		57,478,461

U.S. GOVERNMENT SECURITIES (22.38%):
U.S. TREASURY BILLS (1.15%):
5,000,000	4.70%, 08/03/06 (e)	4,978,967

U.S. TREASURY NOTES (21.23%):
3,095,000	3.00%, 02/15/08	2,990,423
7,130,000	3.13%, 04/15/09	6,762,919
10,440,000	4.00%, 04/15/10	10,045,243
74,125,000	4.50%, 02/28/11	72,277,657

		92,076,242

Total U.S. GOVERNMENT SECURITIES (Cost $97,606,054)		97,055,209

Shares
REGISTERED INVESTMENT COMPANIES (1.28%):
2,771,540	Dreyfus Government Cash	2,771,540
	Management Fund
2,771,540	Fidelity U.S. Treasury II Fund	2,771,539

Total REGISTERED INVESTMENT COMPANIES (Cost $5,543,079)		5,543,079

Total Investments (Cost $443,982,642) (f) - 100.06%		$433,856,276
Liabilities in excess of other assets - (0.06)%		(280,224)

NET ASSETS - 100.00%		$433,576,052

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities amounted to $13,081,569 or 3.02% of net assets.

(b)	Variable Rate Security - The rate disclosed is as of June 30, 2006.

(c)	Perpetual Security - Stated maturity is first par call date.

(d)	All or part of the security is segregated by the Fund’s custodian to cover future purchase commitments.

(e)	The rate shown is the effective yield at the time of purchase.

(f)	Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from value by net unrealized appreciation/(depreciation) of securities as follows:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
$556,089	$(10,682,455)	$(10,126,366)

ARM - Adjustable Rate Mortgage

llc - Limited Liability Company

MTN - Medium Term Note

plc - Public Limited Company

Excelsior Funds, Inc.

Short-Term Government Securities Fund

Schedule of Portfolio Investments	June 30, 2006
(Unaudited)

Principal Amount	Security Description	Value
ASSET BACKED SECURITIES (5.20%):
$ 2,000,000	Citibank Credit Card Issuance Trust, 2005-A10 A10, 5.21%, 12/15/10 (a)	$2,000,324
1,100,000	Countrywide Asset Backed Certificates, 2005-13 AF2, 5.29%, 04/25/36	1,089,784
5,000,000	Countrywide Asset Backed Certificates, 2005-4 AF3, 4.46%, 10/25/35 (a)	4,908,907
2,699,688	Countrywide Home Equity Loan Trust, 2005-G 2A, 5.43%, 12/15/35 (a)	2,700,705
5,071,970	Residential Asset Mortgage Products, Inc., 2004-RS6 AI3, 4.54%, 08/25/28	5,042,416

Total ASSET BACKED SECURITIES (Cost $15,931,908)		15,742,136

COLLATERALIZED MORTGAGE OBLIGATIONS (18.19%):
NON-GOVERNMENTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (8.24%):
5,620,755	Bank of America Mortgage Securities, 2004-B 2A2, 4.11%, 03/25/34 (a)	5,428,037
3,184,062	Bank of America Mortgage Securities, 2005-J 2A3, 5.10%, 11/25/35 (a)	3,141,026
3,291,730	Bear Stearns ARM, 2004-1 11A3, 3.39%, 04/25/34 (a)	3,255,568
2,674,948	Bear Stearns ARM, 2004-9 3A1, 5.22%, 09/25/34 (a)	2,640,201
3,553,139	Countrywide Alternative Loan Trust, 2004-16CB 1A2, 5.50%, 07/25/34	3,489,040
2,583,200	IMPAC CMB Trust, 2005-5 A4, 5.70%, 08/25/35 (a)	2,565,682
2,468,785	Indymac Index Mortgage Loan Trust, 2004-AR4 3A, 4.79%, 08/25/34 (a)	2,411,260
2,000,000	Washington Mutual Mortgage Securities Corp., 2005-AR5 A2, 4.67%, 05/25/35 (a)	1,984,040

		24,914,854

FEDERAL HOME LOAN MORTGAGE CORPORATION (5.12%):
2,673,570	2608 GK, 4.50%, 03/15/17	2,601,328
2,070,057	2743 HA, 4.50%, 11/15/09	2,061,596
1,782,639	2772 YA, 3.50%, 12/15/11	1,777,535
3,235,167	2807 NL, 3.50%, 01/15/15	3,217,011
169,199	2808 PA, 4.00%, 09/15/12	168,873
5,730,083	2836 TA, 5.00%, 10/15/27	5,677,157

		15,503,500

FEDERAL NATIONAL MORTGAGE ASSOCIATION (4.83%):
7,869,000	1997-M5 C, 6.74%, 08/25/07	7,921,217
3,575,318	2002-89 CA, 5.00%, 04/25/16	3,527,083
2,168,088	2004-1 HA, 3.50%, 03/25/11	2,155,083
1,006,353	2004-W4 A1, 2.75%, 06/25/34	1,000,209

		14,603,592

Total COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $56,338,948)		55,021,946

COMMERCIAL MORTGAGE-BACKED SECURITIES (4.59%):
4,752,200	Chase Commercial Mortgage Securities Corp., 1996-2 C, 6.90%, 11/19/28	4,746,890
4,945,491	Greenwich Capital Commercial Funding Corp., 2004-GG1 A2, 3.84%, 06/10/36	4,824,037
1,724,804	JP Morgan Chase Commercial Mortgage Securities Corp., 2005-LDP2 A1, 4.33%, 07/15/42 (a)	1,681,327
2,692,264	Mortgage Capital Funding, Inc., 2005-HQ5 A1, 4.52%, 01/14/42	2,630,270

Total COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $14,570,777)		13,882,524

U.S. GOVERNMENT AGENCY BONDS & NOTES (15.17%):
FEDERAL HOME LOAN BANK (9.23%):
2,500,000	5.33%, 06/15/07	2,493,648
11,500,000	3.38%, 09/14/07	11,225,415
9,425,000	4.63%, 02/08/08	9,300,929
2,500,000	3.88%, 02/15/08	2,438,143
2,480,000	5.19%, 02/22/10	2,448,707

		27,906,842

FEDERAL NATIONAL MORTGAGE ASSOCIATION (1.82%):
3,500,000	3.00%, 11/22/06	3,467,590
2,100,000	3.55%, 01/17/08	2,040,410

		5,508,000

FEDERAL HOME LOAN MORTGAGE CORPORATION (4.12%):
12,500,000	0.00%, 07/18/06 (b)	12,467,781

Total U.S. GOVERNMENT AGENCY BONDS & NOTES (Cost $46,424,250)		45,882,623

U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES (32.69%):
FEDERAL HOME LOAN MORTGAGE CORPORATION (10.35%):
1,045,891	Pool # 1B2846 ARM, 4.94%, 04/01/35 (a)	1,026,126
3,970,818	Pool # 1G0688 ARM, 5.73%, 01/01/36 (a)	3,952,015
9,562,467	Pool # 782645 ARM, 5.45%, 02/01/36 (a)	9,415,915
4,737,022	Pool # 847248 ARM, 3.78%, 03/01/34 (a)	4,745,972
555,350	Pool # C68593, 7.00%, 11/01/28	570,111
163,849	Pool # G18114, 5.50%, 05/01/21	160,731
9,844,910	Pool # J00617, 5.50%, 12/01/20	9,657,562
156,699	Pool # J01619, 5.50%, 04/01/21	153,717
1,669,971	Pool # J01743, 5.50%, 05/01/21	1,638,191

		31,320,340

FEDERAL NATIONAL MORTGAGE ASSOCIATION (21.68%):
859,559	Pool # 323572, 7.50%, 01/01/29	892,142
2,724,738	Pool # 375575, 6.60%, 12/01/07	2,735,764
20,415	Pool # 517390, 8.00%, 11/01/11	21,043
330,321	Pool # 535981, 8.00%, 01/01/16	346,600
204,021	Pool # 545362 ARM, 6.01%, 12/01/31 (a)	203,594
1,989,717	Pool # 634195, 7.50%, 10/01/28	2,065,142
3,642,442	Pool # 693018 ARM, 4.39%, 06/01/33 (a)	3,578,881
2,964,356	Pool # 766684 ARM, 4.41%, 03/01/34 (a)	2,901,116
3,881,453	Pool # 770870 ARM, 4.30%, 04/01/34 (a)	3,787,285
2,819,567	Pool # 780840, 4.50%, 06/01/34	2,756,604
4,072,584	Pool # 784134 ARM, 5.43%, 10/01/35 (a)	3,997,737
4,844,147	Pool # 786076 ARM, 4.77%, 07/01/34 (a)	4,773,637
7,303,928	Pool # 786423 ARM, 4.61%, 07/01/34 (a)	7,193,255
3,649,316	Pool # 805386 ARM, 4.88%, 01/01/35 (a)	3,593,505
6,021,425	Pool # 826528, 5.00%, 08/01/20	5,801,037
5,344,015	Pool # 840579, 5.00%, 10/01/20	5,148,421
15,760,000	TBA, 6.00%, 07/25/21	15,814,183

		65,609,946

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (0.66%):
291,177	Pool # 780240, 8.50%, 09/15/09	293,820
57,691	Pool # 780752, 8.50%, 04/15/10	57,757
533,597	Pool # 781036, 8.00%, 10/15/17	559,979
467,081	Pool # 781181, 9.00%, 12/15/09	479,024
146,925	Pool # 80385, 5.25%, 03/20/30 (a)	146,564
458,292	Pool # 8378, 4.75%, 07/20/18 (a)	459,156

		1,996,300

Total U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES (Cost $100,805,155)		98,926,586

U.S. GOVERNMENT SECURITIES (28.61%):
U.S. TREASURY BILLS (2.09%):
6,400,000	0.00%, 10/12/06 (b)	6,312,640

U.S. TREASURY NOTES (26.52%):
11,500,000	3.88%, 07/31/07	11,333,791
21,000,000	4.00%, 09/30/07	20,686,638
11,500,000	4.25%, 10/31/07	11,356,699
2,000,000	4.63%, 03/31/08	1,981,094
11,900,000	4.88%, 04/30/08	11,835,383
23,175,000	4.88%, 05/31/08 (c)	23,045,543

		80,239,148

Total U.S. GOVERNMENT SECURITIES (Cost $87,140,181)		86,551,788

Shares
REGISTERED INVESTMENT COMPANIES (0.45%):
683,773	Dreyfus Government Cash Management Fund	683,773
683,774	Fidelity U.S. Treasury II Fund	683,775

Total REGISTERED INVESTMENT COMPANIES (Cost $1,367,548)		1,367,548

Total Investments (Cost $322,578,767) (d) - 104.90%		$317,375,151
Liabilities in excess of other assets - (4.90)%		(14,837,243)

NET ASSETS - 100.00%		$302,537,908

(a)	Variable Rate Security - The rate disclosed is as of June 30, 2006.

(b)	Zero-Coupon Security

(c)	All or part of the security is segregated by the Fund’s custodian to cover future purchase commitments.

(d)	Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from value by net unrealized appreciation/(depreciation) of securities as follows:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$78,249	$(5,281,865)	$(5,203,616)

ARM - Adjustable Rate Mortgage

Excelsior Funds, Inc.

Blended Equity Fund

Schedule of Portfolio Investments	June 30, 2006
(Unaudited)

Shares	Security Description	Value
COMMON STOCKS (97.33%):
CONSUMER DISCRETIONARY (12.06%):
57,093	Autozone, Inc. (a)	$5,035,603
38,124	Dillards, Inc., Class A	1,214,249
195,565	Eastman Kodak Co.	4,650,536
98,800	eBay (a)	2,893,852
304,540	Furniture Brands International, Inc.	6,346,614
1,155	Interpublic Group of Companies, Inc. (a)	9,644
255,940	John Wiley & Sons, Class A	8,497,208
126,466	Life Time Fitness, Inc. (a)	5,851,582
189,096	Sotheby’s Holdings, Inc., Class A (a)	4,963,770
176,400	Target Corp.	8,620,667
163,030	Timberland Co., Class A (a)	4,255,083

		52,338,808

CONSUMER STAPLES (7.01%):
88,200	Altria Group, Inc.	6,476,526
158,542	Anheuser Busch Cos., Inc.	7,227,930
51,200	Kellogg Co.	2,479,616
156,100	Wal-Mart Stores, Inc.	7,519,337
50,000	Walgreen Co.	2,242,000
79,899	Wm. Wrigley Jr. Co.	3,624,219
19,974	Wm. Wrigley Jr. Co., Class B	904,822

		30,474,450

ENERGY (9.31%):
129,044	Apache Corp.	8,807,253
37,100	Chevron Corp.	2,302,426
258,697	Exxon Mobil Corp.	15,871,061
13,200	Royal Dutch Shell plc ADR	884,136
155,608	Suncor Energy, Inc. ADR	12,605,804

		40,470,680

FINANCIAL (19.68%):
154,000	American Capital Strategies Ltd.	5,155,920
92,600	American Express Co.	4,928,172
56,591	American International Group, Inc.	3,341,699
18,520	Ameriprise Financial, Inc.	827,288
168,520	Bank of America Corp.	8,105,812
74	Berkshire Hathaway, Inc., Class A (a)	6,782,766
39,412	Goldman Sachs Group, Inc.	5,928,747
23,350	HSBC Holdings plc ADR	2,062,973
354,642	Leucadia National Corp.	10,352,000
49,088	Mellon Financial Corp.	1,690,100
55,600	Merrill Lynch & Co., Inc.	3,867,536
90,293	NYSE Group, Inc. (a)	6,183,265
119,588	RenaissanceRe Holdings Ltd.	5,795,234

213,100	State Street Corp.	12,378,979
177,300	Washington Mutual, Inc.	8,081,334

		85,481,825

HEALTH CARE (10.16%):
180,800	Abbott Laboratories	7,884,688
22,100	Genzyme Corp.- General Division (a)	1,349,205
18,100	Hospira, Inc. (a)	777,214
235,270	Johnson & Johnson	14,097,378

107,195	Medtronic, Inc.	5,029,589
107,252	Novo-Nordisk A/S ADR	6,820,155
301,300	Pfizer, Inc.	7,071,511
59,100	Schering Plough Corp.	1,124,673

		44,154,413

INDUSTRIALS (10.65%):
3,000,000	Bombardier, Inc., Class B (a)	8,334,000
115,826	Canadian National Railway Co.	5,067,388
52,100	Dover Corp.	2,575,303
583,447	General Electric Co.	19,230,413
48,664	Illinois Tool Works, Inc.	2,311,540
63,291	Quanta Services, Inc. (a)	1,096,833
100,206	Rolls-Royce Group plc ADR	3,898,013
35,000	Tyco International Ltd.	962,500
78,500	Waste Management, Inc.	2,816,580

		46,292,570

INFORMATION TECHNOLOGY (10.60%):
694,444	3com Corp. (a)	3,555,553
152,352	Analog Devices, Inc.	4,896,593
21,000	Broadcom Corp., Class A (a)	631,050
432,065	Cisco Systems, Inc. (a)	8,438,230
57,939	International Business Machines Corp.	4,450,874
316,700	Microsoft Corp.	7,379,110
234,468	National Instruments Corp.	6,424,423
141,200	NCR Corp. (a)	5,173,568
52,000	Nvidia Corp. (a)	1,107,080
75,022	SAP AG ADR	3,940,155
6,220	Symbol Technologies, Inc.	67,114

		46,063,750

RAW/INTERMEDIATE MATERIALS (6.53%):
208,721	Aracruz Cellulose S.A. ADR	10,941,154
200,294	Nucor Corp.	10,865,950
84,424	Vulcan Materials Co.	6,585,072

		28,392,176

REAL ESTATE (1.87%):
175,018	St. Joe Co.	8,145,338

UTILITIES (9.46%):
384,715	AES Corp. (a)	7,097,992
482,621	Centerpoint Energy, Inc.	6,032,763
597,681	EL Paso Corp.	8,965,215
301,471	Sierra Pacific Resources (a)	4,220,594
247,000	TXU Corp.	14,768,129

		41,084,693

Total COMMON STOCKS (Cost $253,957,818)		422,898,703

FOREIGN COMMON STOCKS (1.84%):
GERMANY (1.84%):
160,000	Bayerische Motoren Werke AG	7,978,213

Total FOREIGN COMMON STOCKS (Cost $6,879,108)		7,978,213

Principal Amount
REPURCHASE AGREEMENT (0.23%):
$ 1,016,000	JP Morgan Chase Securities, Inc., 4.37%, dated 06/30/06, to be repurchased 07/03/06, repurchase price $1,016,370 (collateralized by Fannie Mae Note, par value $1,033,000, 5.68%, maturing 11/27/15; total market value $1,021,375)	1,016,000

Total REPURCHASE AGREEMENT (Cost $1,016,000)		1,016,000

Total Investments (Cost $261,852,926) (b) - 99.40%		$431,892,916
Other assets in excess of liabilities - 0.60%		2,620,560

NET ASSETS - 100.00%		$434,513,476

(a)	Non-income producing security.

(b)	Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from value by net unrealized appreciation/(depreciation) of securities as follows:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
$175,441,242	$(5,401,252)	$170,039,990

ADR - American Depositary Receipt

Ltd. - Limited

plc - public limited company

Excelsior Funds, Inc.

Energy and Natural Resources Fund

Schedule of Portfolio Investments	June 30, 2006
(Unaudited)

Shares	Security Description	Value
COMMON STOCKS (93.88%):
ENERGY (69.02%):
493,500	Allis-Chalmers Energy, Inc. (a)	$6,706,665
250,000	Anadarko Petroleum Corp.	11,922,500
68,000	Apache Corp.	4,641,000
400,000	Arena Resources, Inc. (a)	13,716,000
200,000	Atwood Oceanics, Inc. (a)	9,920,000
200,000	Bill Barrett Corp. (a)	5,922,000
212,740	BP plc ADR	14,808,831
200,000	Cheniere Energy, Inc. (a)	7,800,000
200,000	Chevron Corp.	12,412,000
400,000	Complete Production Services, Inc. (a)	9,456,000
175,000	ConocoPhillips	11,467,750
106,388	Devon Energy Corp.	6,426,899
1,088,000	Endeavor International Corp. (a)	2,600,320
375,000	Exxon Mobil Corp.	23,006,250
400,000	Frontier Oil Corp.	12,960,000
250,000	Gasco Energy, Inc. (a)	1,112,500
110,000	GlobalSantaFe Corp.	6,352,500
200,000	Halliburton Co.	14,842,000
9,934	Hugoton Royalty Trust	295,040
217,000	Imperial Oil Ltd. ADR	7,922,670
4,000,000	Kodiak Oil & Gas Corp. ADR (a)	15,840,000
120,000	Marathon Oil Corp.	9,996,000
134,600	Nabors Industries Ltd. (a)	4,548,134
121,600	Newfield Exploration Co. (a)	5,951,104
97,800	Noble Corp.	7,278,276
600,000	Parallel Petroleum Corp. (a)	14,826,000
475,000	Petrohawk Energy Corp. (a)	5,985,000
530,000	Petroquest Energy, Inc. (a)	6,508,400
300,000	Plains Exploration & Production Co. (a)	12,162,000
50,000	Questar Corp.	4,024,500
234,500	Range Resources Corp.	6,376,055
306,000	Schlumberger Ltd.	19,923,660
262,600	Southwestern Energy Co. (a)	8,182,616
92,800	Suncor Energy, Inc. ADR	7,517,728
175,000	Sunoco, Inc.	12,125,750
162,400	TETRA Technologies, Inc. (a)	4,919,096
172,400	Transocean Sedco Forex, Inc. (a)	13,847,168
113,400	Ultra Petroleum Corp. (a)	6,721,218
300,000	Valero Energy	19,956,000
444,500	Willbros Group, Inc. (a)	8,418,830
166,666	XTO Energy, Inc.	7,378,304

		386,776,764

INDUSTRIALS (1.06%):
125,000	Eagle Materials, Inc.	5,937,500

RAW/INTERMEDIATE MATERIALS (21.52%):
200,000	3M Co.	16,154,000
197,500	Aracruz Cellulose S.A. ADR	10,352,950
550,000	Barrick Gold Corp.	16,280,000
200,000	Florida Rock Industries, Inc.	9,934,000
112,100	Freeport-McMoRan Copper & Gold, Inc., Class B	6,211,461
2,000,000	Hecla Mining Co. (a)	10,500,000
1,200,000	HudBay Minerals, Inc. ADR (a)	15,171,600
1,000,000	Kinross Gold Corp. (a)	10,890,000
96,000	Peabody Energy Corp.	5,352,000
133,800	Phelps Dodge Corp.	10,993,008
800,000	Smurfit-Stone Container Corp. (a)	8,752,000

		120,591,019

TRANSPORTATION (0.90%):
350,000	Omega Navigation Enterprises, Inc., Class A ADR (a)	5,047,000

UTILITIES (1.38%):
332,000	Williams Cos., Inc.	7,755,520

Total COMMON STOCKS (Cost $499,820,821)		526,107,803

Principal Amount
REPURCHASE AGREEMENT (17.38%):
$ 97,390,000	JP Morgan Chase Securities, Inc., 4.37%, dated 06/30/06, to be repurchased 07/03/06, repurchase price $97,425,466 (collateralized by U.S. Government obligations ranging in par value $12,257,000-$44,000,000, 4.75%-5.125%, 03/15/07-04/15/11; total market value $98,194,696)	97,390,000

Total REPURCHASE AGREEMENT (Cost $97,390,000)		97,390,000

Total Investments (Cost $597,210,821) (b) - 111.26%		$623,497,803
Liabilities in excess of other assets - (11.26)%		(63,093,808)

NET ASSETS - 100.00%		$560,403,995

(a)	Non-income producing security.

(b)	Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from value by net unrealized appreciation/(depreciation) of securities as follows:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
$41,189,355	$(14,902,373)	$26,286,982

ADR - American Depositary Receipt

Ltd. - Limited

plc - public limited company

Excelsior Funds, Inc.

Large Cap Growth Fund

Schedule of Portfolio Investments	June 30, 2006
(Unaudited)

Shares	Security Description	Value
COMMON STOCKS (99.87%):
CONSUMER DISCRETIONARY (14.61%):
319,700	Best Buy Co., Inc.	$17,532,348
520,800	Coach, Inc. (a)	15,571,920
655,900	eBay (a)	19,211,311
238,100	Lowes Companies, Inc.	14,445,527
422,900	Starbucks Corp. (a)	15,968,704

		82,729,810

FINANCIAL (7.57%):
34,800	Chicago Mercantile Exchange	17,092,020
149,200	Lehman Brothers Holding, Inc.	9,720,380
303,975	SLM Corp.	16,086,357

		42,898,757

HEALTH CARE (34.83%):
171,655	Alcon, Inc.	16,916,600
178,600	Allergan, Inc.	19,156,636
214,685	Amgen, Inc. (a)	14,003,903
489,688	Caremark Rx, Inc.	24,420,740
519,600	Celgene Corp. (a)	24,644,627
211,300	Genentech, Inc. (a)	17,284,340
291,700	Gilead Sciences, Inc. (a)	17,256,972
289,840	Medtronic, Inc.	13,599,293
464,500	Teva Pharmaceutical Industries Ltd. ADR	14,673,555
202,876	WellPoint, Inc. (a)	14,763,287
363,982	Zimmer Holdings, Inc. (a)	20,645,059

		197,365,012

INDUSTRIALS (9.72%):
710,300	Corning, Inc. (a)	17,182,157
167,400	Corporate Executive Board Co.	16,773,480
376,400	Expeditors International of Washington, Inc.	21,082,164

		55,037,801

INFORMATION TECHNOLOGY (29.29%):
467,700	Akamai Technologies, Inc. (a)	16,926,063
351,600	Apple Computer, Inc. (a)	20,083,392
517,787	Broadcom Corp., Class A (a)	15,559,499
284,415	Electronic Arts, Inc. (a)	12,241,222
60,873	Google, Inc., Class A (a)	25,525,876
184,203	Infosys Technologies Ltd. ADR	14,074,951
496,590	Qualcomm, Inc.	19,898,361
235,500	Research In Motion Ltd. (a)	16,430,835
144,700	SAP AG ADR	7,599,644
531,500	Yahoo!, Inc. (a)	17,539,500

		165,879,343

TELECOMMUNICATION (3.85%):
655,200	America Movil S.A. de C.V., Series L ADR	21,791,952

Total COMMON STOCKS (Cost $507,549,855)		565,702,675

Principal Amount
REPURCHASE AGREEMENT (0.64%):
$ 3,604,000	JP Morgan Chase Securities, Inc., 4.37%, dated 06/30/06, to be repurchased 07/03/06, repurchase price $3,605,312 (collateralized by Fannie Mae Note, par value $3,664,000, 5.68%, maturing on 11/27/15; total market value $3,623,061)	3,604,000

Total REPURCHASE AGREEMENT (Cost $3,604,000)		3,604,000

Total Investments (Cost $511,153,855) (b) - 100.51%		$569,306,675
Liabilities in excess of other assets - (0.51)%		(2,887,920)

NET ASSETS - 100.00%		$566,418,755

(a)	Non-income producing security

(b)	Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from value by net unrealized appreciation/(depreciation) of securities as follows:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
$89,877,219	$(31,724,399)	$58,152,820

ADR - American Depository Receipt

Ltd. - Limited

Excelsior Funds, Inc.

Real Estate Fund

Schedule of Portfolio Investments	June 30, 2006
(Unaudited)

Shares	Security Description	Value
COMMON STOCKS (99.56%):
CONSUMER DISCRETIONARY (1.56%):
28,000	Starwood Hotels & Resorts Worldwide, Inc.	$1,689,520

FINANCIAL (1.64%):
47,000	iStar Financial, Inc.	1,774,250

REAL ESTATE (94.69%):
70,000	AMB Property Corp.	3,538,500
29,500	Apartment Investment & Management Co., Class A	1,281,775
70,000	Archstone-Smith Trust	3,560,900
37,784	AvalonBay Communities, Inc.	4,179,666
75,000	BioMed Realty Trust, Inc.	2,245,500
55,000	Boston Properties, Inc.	4,972,000
48,800	Camden Property Trust	3,589,240
100,100	Cedar Shopping Centers, Inc.	1,473,472
95,000	Cousins Properties, Inc.	2,938,350
85,000	Duke Realty Corp.	2,987,750
70,000	Equity Inns, Inc.	1,159,200
20,320	Equity Office Properties Trust	741,883
116,820	Equity Residential	5,225,359
50,000	Federal Realty Investment Trust	3,500,000
64,600	Forest City Enterprises, Inc., Class A	3,224,186
18,000	General Growth Properties, Inc.	811,080
35,000	Global Signal, Inc.	1,621,200
47,200	Healthcare Realty Trust, Inc.	1,503,320
35,700	Heritage Property Investment Trust	1,246,644
35,300	Home Properties of New York, Inc.	1,959,503
163,910	Host Marriott Corp.	3,584,712
102,400	Kimco Realty Corp.	3,736,576
73,000	Liberty Property Trust	3,226,600
30,700	Macerich Co.	2,155,140
75,000	Maguire Properties, Inc.	2,637,750
35,000	Pan Pacific Retail Properties, Inc.	2,427,950
30,000	Parkway Properties, Inc.	1,365,000
65,000	Post Properties, Inc.	2,947,100
113,124	Prologis	5,896,023
47,100	Public Storage, Inc.	3,574,890
45,000	Senior Housing Properties Trust	805,950
63,000	Simon Property Group, Inc.	5,225,220
13,600	SL Green Realty Corp.	1,488,792
27,300	St. Joe Co.	1,270,542
4,186	Trizec Canada, Inc.	127,719
18,513	Trizec Properties, Inc.	530,212
110,300	U-Store-It Trust	2,080,258
46,500	Vornado Realty Trust	4,536,075
79,175	Weingarten Realty Investors	3,030,819

		102,406,856

TRANSPORTATION (1.67%):
40,700	Alexander & Baldwin, Inc.	1,801,789

Total COMMON STOCKS (Cost $68,182,730)		107,672,415

Principal Amount
REPURCHASE AGREEMENT (0.17%):
$ 188,000	JP Morgan Chase Securities, Inc., 4.37%, dated 06/30/06, to be repurchased 07/03/06, repurchase price $188,068 (collateralized by Fannie Mae Note, par value $191,000, 5.68%, maturing 11/27/15; total market value $188,994)	188,000

Total REPURCHASE AGREEMENT (Cost $188,000)		188,000

Total Investments (Cost $68,370,730) (a) - 99.73%		$107,860,415
Other assets in excess of liabilities - 0.27%		286,686

NET ASSETS - 100.00%		$108,147,101

(a)	Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from value by net unrealized appreciation/(depreciation) of securities as follows:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
$39,765,241	$(275,556)	$39,489,685

Excelsior Funds, Inc.

Small Cap Fund

Schedule of Portfolio Investments	June 30, 2006
(Unaudited)

Shares	Security Description	Value
COMMON STOCKS (99.89%):
CONSUMER DISCRETIONARY (15.24%):
520,000	Cabelas, Inc. (a)	$10,015,200
370,000	Ethan Allen Interiors, Inc.	13,523,500
400,000	Kellwood Co.	11,708,000
700,000	Oakley, Inc.	11,795,000
740,000	Sotheby’s Holdings, Inc., Class A (a)	19,425,000
350,000	Thor Industries, Inc.	16,957,500
200,000	Urban Outfitters, Inc. (a)	3,498,000

		86,922,200

CONSUMER STAPLES (2.24%):
420,000	Performance Food Group Co. (a)	12,759,600

ENERGY (5.95%):
360,000	Helix Energy Solutions Group, Inc. (a)	14,529,600
640,000	TETRA Technologies, Inc. (a)	19,385,600

		33,915,200

FINANCIAL (11.66%):
150,000	GFI Group, Inc. (a)	8,092,500
140,000	Greenhill & Co., Inc.	8,506,400
240,000	Jefferies Group, Inc.	7,111,200
700,000	LaBranche & Co., Inc. (a)	8,477,000
120,000	Nara Bancorp, Inc.	2,250,000
140,000	Park National Corp.	13,833,400
600,000	Philadelphia Consolidated Holdings Corp. (a)	18,216,000

		66,486,500

HEALTH CARE (7.89%):
480,000	Arrow International, Inc.	15,777,600
460,000	Kensey Nash Corp. (a)	13,570,000
300,000	Molina Healthcare, Inc. (a)	11,415,000
1,000,000	Orthovita, Inc. (a)	4,220,000

		44,982,600

INDUSTRIALS (24.24%):
400,000	Barnes Group, Inc.	7,980,000
180,000	EGL, Inc. (a)	9,036,000
240,000	FLIR Systems, Inc. (a)	5,294,400
640,000	FTI Consulting, Inc. (a)	17,132,800
400,000	Innovative Solutions & Support, Inc. (a)	5,624,000
660,000	Kansas City Southern (a)	18,282,000
1,050,000	MPS Group, Inc. (a)	15,813,000
1,000,000	Quanta Services, Inc. (a)	17,330,000
520,000	Shaw Group, Inc. (a)	14,456,000

440,000	Simpson Manufacturing Co., Inc.	15,862,000
240,000	Triumph Group, Inc. (a)	11,520,000

		138,330,200

INFORMATION TECHNOLOGY (28.89%):
280,000	CACI International, Inc., Class A (a)	16,332,400
540,000	CommScope, Inc. (a)	16,966,800
160,000	Dendrite International, Inc. (a)	1,478,400
800,000	Fairchild Semiconductor International, Inc. (a)	14,536,000
700,000	Forrester Research, Inc. (a)	19,586,000
1,400,000	Keane, Inc. (a)	17,500,000
1,500,000	Kulicke & Soffa Industries, Inc. (a)	11,115,000
1,000,000	Lattice Semiconductor Corp. (a)	6,180,000
860,000	Manhattan Associates, Inc. (a)	17,449,400
420,000	Palm, Inc. (a)	6,762,000
440,000	Power Integrations (a)	7,691,200
700,000	Technitrol, Inc.	16,205,000
400,000	Varian Semiconductor Equipment Associates, Inc. (a)	13,044,000

		164,846,200

RAW/INTERMEDIATE MATERIALS (2.34%):
440,000	Cabot Microelectronics Corp. (a)	13,336,400

UTILITIES (1.44%):
360,000	Aqua America, Inc.	8,204,400

Total COMMON STOCKS (Cost $434,345,798)		569,783,300

Principal Amount
REPURCHASE AGREEMENT (0.12%):
$ 708,000	JP Morgan Chase Securities, Inc., 4.37%, dated 06/30/06, to be repurchased 07/03/06, repurchase price $708,258 (collateralized by Fannie Mae Note, par value $720,000, 5.68%, maturing 11/27/15; total market value $711,746)	708,000

Total REPURCHASE AGREEMENT (Cost $708,000)		708,000

Total Investments (Cost $435,053,798) (b) - 100.01%		$570,491,300
Liabilities in excess of other assets - (0.01)%		(69,138)

NET ASSETS - 100.00%		$570,422,162

(a)	Non-income producing security

(b)	Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from value by net unrealized appreciation/(depreciation) of securities as follows:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
$151,148,508	$(15,711,006)	$135,437,502

Excelsior Funds, Inc.

Value and Restructuring Fund

Schedule of Portfolio Investments	June 30, 2006
(Unaudited)

Shares	Security Description	Value
COMMON STOCKS (97.08%):
CONSUMER DISCRETIONARY (14.03%):
1,700,000	Avon Products, Inc.	$52,700,000
2,400,000	Black & Decker Corp.	202,704,000
2,550,000	CBS Corp., Class B	68,977,500
3,000,000	Centex Corp.	150,900,000
1,850,000	EchoStar Communications, Inc. (a)	56,998,500
1,000,000	Harman International Industries, Inc.	85,370,000
2,600,000	Leggett & Platt, Inc.	64,948,000
90,881	Morgans Hotel Group (a)	1,414,108
2,700,000	Newell Rubbermaid, Inc.	69,741,000
3,050,000	TJX Cos., Inc.	69,723,000
5,800,000	XM Satellite Radio Holdings, Inc., Class A (a)	84,970,000
2,500,000	Zale Corp. (a)	60,225,000

		968,671,108

CONSUMER STAPLES (3.86%):
1,750,000	ConAgra Foods, Inc.	38,692,500
2,500,000	Dean Foods Co. (a)	92,975,000
1,000,000	Kraft Foods, Inc., Class A	30,900,000
2,025,000	Loews Corp. - Carolina Group	104,024,250

		266,591,750

ENERGY (14.98%):
1,500,000	Anadarko Petroleum Corp.	71,535,000
2,750,000	ConocoPhillips	180,207,500
2,400,000	Devon Energy Corp.	144,984,000
1,826,985	Mariner Energy, Inc. (a)	33,561,714
1,250,000	Murphy Oil Corp.	69,825,000
2,150,000	Noble Energy, Inc.	100,749,000
1,900,000	Petrobras ADR	169,689,000
3,600,000	Petrohawk Energy Corp. (a)	45,360,000
3,050,000	Rossetta Resources, Inc. (a)	50,691,000
2,250,000	Todco, Class A	91,912,500
1,950,000	W&T Offshore, Inc.	75,835,500

		1,034,350,214

FINANCIAL (19.44%):
2,350,000	Ace Ltd.	118,886,500
3,500,000	Amvescap plc ADR	64,715,000
2,700,000	Apollo Investment Corp. (b)	49,896,000
1,889,800	Castlepoint Holdings Ltd. ADR (a) (c)	20,787,800
1,350,000	CIT Group, Inc.	70,591,500
2,300,000	Citigroup, Inc.	110,952,000
1,600,000	Freddie Mac	91,216,000
2,000,000	JP Morgan Chase & Co.	84,000,000
1,400,000	Lehman Brothers Holding, Inc.	91,210,000
2,650,000	Loews Corp.	93,942,500
2,350,000	Marsh & McLennan Cos., Inc.	63,191,500

633,414	Mastercard, Inc., Class A (a)	30,403,872
3,435,452	MCG Capital Corp.	54,623,687
1,800,000	Metlife, Inc.	92,178,000
2,050,000	Morgan Stanley	129,580,500
1,100,000	PNC Financial Services Group, Inc.	77,187,000
2,800,000	Primus Guaranty Ltd. (a)	31,080,000
1,500,000	Washington Mutual, Inc.	68,370,000

		1,342,811,859

HEALTH CARE (4.42%):
1,850,000	AmerisourceBergen Corp.	77,552,000
2,225,000	Baxter International, Inc.	81,791,000
1,750,000	Bristol-Myers Squibb Co.	45,255,000
1,400,000	HCA, Inc.	60,410,000
900,000	Wyeth	39,969,000

		304,977,000

INDUSTRIALS (14.40%):
2,850,000	AGCO Corp. (a)	75,012,000
1,116,403	Aries Maritime Transport Ltd.	11,889,692
1,053,700	Arlington Tankers	23,897,916
3,500,000	Cendant Corp.	57,015,000
1,851,400	Copa Holdings S.A., Class A	41,934,210
1,350,000	Deluxe Corp.	23,598,000
800,000	Eagle Materials, Inc.	38,000,000
2,400,000	Empresa Brasileira de Aeronautica S.A. ADR	87,528,000
3,000,000	Gol Linhas Aereas Inteligentes S.A. ADR	106,500,000
1,650,000	Ryder Systems, Inc.	96,409,500
2,850,000	Tyco International Ltd.	78,375,000
1,500,000	Union Pacific Corp.	139,440,000
3,650,000	United Rentals, Inc. (a)	116,727,000
1,550,000	United Technologies Corp.	98,301,000

		994,627,318

INFORMATION TECHNOLOGY (4.83%):
3,800,000	Harris Corp.	157,738,000
900,000	International Business Machines Corp.	69,138,000
3,300,000	Nokia Oyj ADR	66,858,000
1,800,000	Plantronics, Inc.	39,978,000

		333,712,000

RAW/INTERMEDIATE MATERIALS (11.65%):
2,523,127	Alpha Natural Resources, Inc. (a)	49,503,752
3,500,000	Celanese Corp., Class A	71,470,000
2,500,000	CF Industries Holdings, Inc.	35,650,000
972,787	CNX Gas Corp. (a)	29,183,610
4,400,000	Consol Energy, Inc.	205,568,000
1,450,000	Foundation Coal Holdings, Inc.	68,048,500
5,400,000	International Coal Group, Inc. (a)	38,826,000
944,900	Pinnacle Gas Resources, Inc. (a) (c)	10,393,900
1,350,000	PPG Industries, Inc.	89,100,000
1,700,000	Schnitzer Steel Industries, Inc.	60,316,000
2,998,131	Smurfit-Stone Container Corp. (a)	32,799,553

900,000	Southern Copper Corp.	80,217,000
2,600,000	Tronox, Inc.	33,748,000

		804,824,315

REAL ESTATE (2.77%):
3,570,000	Diamondrock Hospitality Co.	52,871,700
3,200,000	Friedman Billings Ramsey Group, Inc., Class A	35,104,000
1,900,000	Host Marriott Corp.	41,553,000
3,000,000	Peoples Choice Financial Corp. (c)	9,000,000
600,000	Taberna Realty Finance Trust (c)	9,000,000
900,000	Ventas, Inc.	30,492,000
1,500,000	Vintage Wine Trust, Inc. (c)	13,500,000

		191,520,700

TELECOMMUNICATION (4.14%):
5,500,000	America Movil S.A. de C.V., Series L ADR	182,930,000
1,842,000	Datapath, Inc. (a) (c)	20,262,000
2,600,000	Sprint Nextel Corp.	51,974,000
2,700,000	Valor Communications, Inc.	30,915,000

		286,081,000

TRANSPORTATION (0.21%):
1,000,000	Omega Navigation Enterprises, Inc., Class A ADR (a)	14,420,000

UTILITIES (2.35%):
1,500,000	Duke Energy Corp.	44,055,000
5,000,000	EL Paso Corp.	75,000,000
649,275	Public Service Enterprise Group, Inc.	42,930,063

		161,985,063

Total COMMON STOCKS (Cost $4,807,594,718)		6,704,572,327

FOREIGN COMMON STOCKS (1.48%):
GERMANY (0.86%):
1,500,000	Lanxess AG (a)	58,945,815

ITALY (0.62%):
5,000,000	Enel S.p.A	43,010,461

Total FOREIGN COMMON STOCKS (Cost $78,886,762)		101,956,276

CONVERTIBLE PREFERRED STOCKS (1.12%):
CONSUMER DISCRETIONARY (0.90%):
2,250,000	Ford Motor Co. Capital Trust II, Preferred Exchange, 6.50%	62,550,000

RAW/INTERMEDIATE MATERIALS (0.22%):
500,000	Celanese Corp., Preferred Exchange, 4.25%	14,937,500

Total CONVERTIBLE PREFERRED STOCKS (Cost $94,967,941)		77,487,500

Principal Amount
REPURCHASE AGREEMENT (1.82%):
$125,860,000	JP Morgan Chase Securities, Inc., 4.37%, dated 06/30/06, to be repurchased 07/03/06, repurchase price $125,905,834 (collateralized by U.S. Government obligations ranging in par value $1,000,000-$50,000,000, 5.25%-7.125%, 07/18/11-05/01/30; total market value $126,881,289)	125,860,000

Total REPURCHASE AGREEMENT (Cost $125,860,000)		125,860,000

Total Investments (Cost $5,107,309,421) (d) - 101.50%		$7,009,876,103
Liabilities in excess of other assets - (1.50)%		(103,535,107)

NET ASSETS - 100.00%		$6,906,340,996

(a)	Non-income producing security.

(b)	Registered Investment Company

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities amounted to $82,943,700 or 1.20% of net assets.

(d)	Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from value by net unrealized appreciation/(depreciation) of securities as follows:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
$2,143,178,803	$(240,612,121)	$1,902,566,682

ADR - American Depositary Receipt

Ltd. - Limited

plc - public limited company

Excelsior Funds, Inc.

Emerging Markets Fund

Schedule of Portfolio Investments	June 30, 2006
(Unaudited)

Shares	Security Description	Value
COMMON STOCKS (91.98%):
ARGENTINA (1.19%):
931,800	Telecom Argentina S.A. ADR (a)	$10,808,880

BRAZIL (7.01%):
841,674	Arcelor Brazil S.A.	13,034,981
431,400	Companhia Vale do Rio Doce S.A.	10,318,600
272,500	Diagnosticos da America S.A. (a)	5,248,810
334,800	Gol Linhas Aereas Inteligentes S.A. ADR	11,885,400
441,700	Telemar Norte Leste S.A.	8,744,615
215,400	Uniao de Bancos Brasileiros S.A.	14,300,406

		63,532,812

CHINA (13.17%):
23,275,000	Bank of Communications Ltd., Class H (Hong Kong)	15,149,220
27,271,300	Chaoda Mordern Agriculture Holdings Ltd. (Hong Kong)	17,039,199
42,614,000	China Construction Bank, Class H (Hong Kong)	19,460,706
620,797	China Mobile Ltd. ADR (Hong Kong)	17,761,002
20,961,000	China Petroleum & Chemical Corp., Class H (Hong Kong)	12,018,911
17,823,252	Far East Consortium Int’L Ltd. (Hong Kong)	7,646,924
15,539,400	People’s Food Holdings Ltd.	10,238,023
131,700	PetroChina Co. Ltd. ADR	14,219,649
8,447,000	Texwinca Holdings Ltd. (Hong Kong)	5,671,155

		119,204,789

COLUMBIA (0.77%):
288,800	Bancolombia S.A. ADR	6,960,080

CZECH REPUBLIC (1.02%):
430,467	Cesky Telecom A.S. (a)	9,259,722

HUNGARY (1.27%):
997,100	BorsodChem Rt.	11,487,353

INDIA (4.74%):
339,350	ICICI Bank Ltd. ADR	8,025,628
240,400	India Fund, Inc. (b)	11,104,076
222,900	State Bank of India GDR (c)	8,901,838
655,700	Suzlon Energy Ltd.	14,941,016

		42,972,558

INDONESIA (3.39%):
28,198,700	PT Indocement Tunggal Prakarsa Tbk (a)	12,801,205
22,402,700	PT Telekomunikasi Indonesia Tbk	17,893,632

		30,694,837

MALAYSIA (3.76%):
1,882,600	Genting Berhad	12,145,576
6,454,950	Public Bank Berhad	11,074,669
4,404,300	Telekom Malaysia Berhad	10,854,349

		34,074,594

MEXICO (8.63%):
428,100	America Movil S.A. de C.V., Series L ADR	14,238,606
202,623	Cemex S.A. de C.V. ADR	11,543,404
183,300	Grupo Aeroportuario del Pacifico S.A. de C.V. ADR	5,838,105
801,355	Grupo Elektra S.A.	7,564,248
2,124,100	Grupo Televisa S.A.	8,245,657
363,380	Telefonos de Mexico S.A. de C.V., Series L ADR	7,569,205
5,959,029	Urbi Desarrollos Urbanos S.A. de C.V. (a)	13,827,029
3,330,082	Wal-Mart de Mexico S.A. de C.V.	9,313,477

		78,139,731

POLAND (3.12%):
497,000	KGHM Polska Miedz S.A.	16,981,715
967,373	Powszechna Kasa Oszczednoski Polski Bank S.A.	11,313,385

		28,295,100

RUSSIA (9.45%):
210,200	Lukoil Co. ADR	17,572,720
103,200	MMC Norilsk Nickel ADR	13,416,000
368,100	Mobile TeleSystems ADR	10,836,864
421,350	OAO Gazprom ADR	17,658,665
103,200	Polyus Gold ADR (a) (d)	2,831,808
301,000	RBC Information Systems ADR (a)	7,946,400
530,100	Rostelecom ADR	15,372,900

		85,635,357

SOUTH AFRICA (7.21%):
2,911,042	African Bank Investments Ltd.	11,385,609
704,600	Gold Fields Ltd. ADR	16,135,340
1,522,224	MTN Group Ltd.	11,218,800
405,500	Sasol Ltd.	15,602,153
596,116	Telekom South Africa Ltd.	10,969,450

		65,311,352

SOUTH KOREA (15.96%):
23,198	Amorepacific Corp. (a)	10,016,246
337,802	Hana Financial Group, Inc.	15,851,852
650,638	KT Corp. ADR	13,956,185
421,680	LG Cable Ltd.	14,911,769
120,562	LG Home Shopping, Inc.	9,084,642
13,000	Lotte Chilsung Beverage Co. Ltd.	15,752,826
135,810	NCSoft Corp. (a)	7,797,358
14,159	Pacific Corp.	2,328,926
63,570	Samsung Electronic Co. Ltd.	40,363,281
614,685	SK Telecom Co. Ltd. ADR	14,395,923

		144,459,008

TAIWAN (5.96%):
2,595,393	Hon Hai Precision, Inc.	16,047,266
6,673,453	President Chain Store Corp.	14,689,933
10,709,443	Synnex Technology International Corp.	11,662,097
233,909	Taiwan Semiconductor Manufacturing Co. Ltd.	425,685
1,212,265	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	11,128,589

		53,953,570

THAILAND (1.53%):
5,867,900	Advanced Info Service Public Co. Ltd. (Foreign Shares)	13,861,181

TURKEY (2.08%):
872,210	Akbank T.A.S. ADR (c)	8,346,003
1,112,582	Arcelik A.S.	6,325,525
1,065,000	Turkiye Vakiflar Bankasi T.A.O., Class D	4,173,831

		18,845,359

UNITED KINGDOM (1.72%):
381,000	Anglo American plc (South Africa shares)	15,557,414

Total COMMON STOCKS (Cost $633,127,516)		833,053,697

PREFERRED STOCKS (6.13%):
BRAZIL (4.77%):
376,535	Banco Bradesco S.A.	11,748,017
315,754,000	Companhia Energetica de Minas Gerais	13,446,242
906,800	Petroleo Brasileiro S.A.	18,036,287

		43,230,546

SOUTH KOREA (1.36%):
246,300	Hyundai Motor Co. Ltd.	12,336,435

Total PREFERRED STOCKS (Cost $27,989,626)		55,566,981

RIGHTS (0.02%):
INDIA (0.02%):
240,400	India Fund, Inc.	191,198

Total RIGHTS (Cost $0)		191,198

Principal Amount
REPURCHASE AGREEMENT (1.16%):
$ 10,472,000	JP Morgan Chase Securities, Inc., 4.37%, dated 06/30/06, to be repurchased 07/03/06, repurchase price $10,475,814 (collateralized by Fannie Mae Note, par value $10,645,000, 5.68%, maturing 11/27/15; total market value $10,527,444)	10,472,000

Total REPURCHASE AGREEMENT (Cost $10,472,000)		10,472,000

Total Investments (Cost $671,589,142) (e) - 99.29%		$899,283,876
Other assets in excess of liabilities - 0.71%		6,466,478

NET ASSETS - 100.00%		$905,750,354

(a)	Non-income producing security

(b)	Registered Investment Company

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities amounted to $17,247,841 or 1.90% of net assets.

(d)	Fair valued security as of June 30, 2006.

(e)	Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from value by net unrealized appreciation/(depreciation) of securities as follows:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
$263,826,956	$(36,132,222)	$227,694,734

ADR - American Depository Receipt

GDR - Global Depository Receipt

Ltd. - Limited

plc - Public Limited Company

Excelsior Funds, Inc.

International Fund

Schedule of Portfolio Investments	June 30, 2006
(Unaudited)

Shares	Security Description	Value
COMMON STOCKS (97.53%):
AUSTRALIA (1.33%):
123,213	Rio Tinto Ltd.	$7,129,094

BELGIUM (1.16%):
46,300	Umicore	6,180,763

CANADA (2.45%):
379,100	Rona, Inc. (a)	6,810,892
78,058	Suncor Energy, Inc.	6,318,781

		13,129,673

CHINA (2.23%):
55,000	PetroChina Co. Ltd. ADR	5,938,350
587,000	Sun Hung Kai Properties Ltd. (Hong Kong)	5,992,472

		11,930,822

FINLAND (1.21%):
254,300	Fortum Oyj	6,496,099

FRANCE (8.78%):
219,228	AXA S.A.	7,095,068
83,950	BNP Paribas S.A.	8,026,732
151,956	Carrefour S.A.	8,899,064
53,434	Compagnie Generale de Geophysique S.A. (CGG) (a)	9,166,782
74,526	Sanofi-Aventis S.A.	7,260,268
99,156	Total S.A.	6,512,990

		46,960,904

GERMANY (9.15%):
128,800	Adidas-Salomon AG	6,193,997
142,100	Altana AG	7,907,255
140,400	Bayerische Motoren Werke AG	7,000,882
370,800	Deutsche Telecom AG	5,950,417
93,600	MAN AG	6,773,689
160,300	Rhoen-Klinikum AG	7,134,910
399,600	SGL Carbon AG (a)	7,986,753

		48,947,903

INDONESIA (1.54%):
10,306,000	PT Telekomunikasi Indonesia Tbk	8,231,676

IRELAND (2.33%):
352,726	Anglo Irish Bank Corp.	5,477,700
420,200	Depfa Bank plc	6,979,690

		12,457,390

ITALY (2.20%):
231,590	ENI S.p.A.	6,801,707
279,050	Permasteelisa S.p.A. (a)	4,955,132

		11,756,839

JAPAN (23.90%):
189,150	Canon, Inc.	9,271,730
428,700	Casio Computer Co. Ltd.	8,195,325
398,963	Chiyoda Corp.	8,163,804
307,800	Don Quijote Co. Ltd.	6,986,523
104,500	FANUC Co. Ltd.	9,388,239
198,200	Hoya Corp.	7,057,173
32,400	Keyence Corp.	8,268,586
94,700	Kyocera Corp.	7,346,366
420	Millea Holdings, Inc.	7,819,641
395	Mitsubishi Tokyo Financial Group, Inc.	5,538,053
449,000	Nikon Corp.	7,856,419
3,400	NTT DoCoMo, Inc.	4,975,199
1,064,000	Sumitomo Trust & Banking Co. Ltd.	11,650,834
187,500	Takeda Pharmaceutical Co. Ltd.	11,673,469
736,000	The Bank of Fukuoka Ltd.	5,600,075
78,800	Yamada Denki Co. Ltd.	8,029,963

		127,821,399

MEXICO (2.54%):
218,100	America Movil S.A. de C.V., Series L ADR	7,254,006
111,462	Cemex S.A. de C.V. ADR	6,349,990

		13,603,996

NETHERLANDS (2.44%):
203,500	ABN Amro Holding NV	5,572,391
552,900	Qiagen NV (a)	7,487,707

		13,060,098

NORWAY (2.69%):
707,000	Tandberg ASA	5,844,723
706,400	Telenor ASA	8,538,069

		14,382,792

SINGAPORE (1.70%):
795,000	DBS Group Holdings Ltd.	9,085,355

SOUTH KOREA (1.27%):
10,700	Samsung Electronic Co. Ltd.	6,793,882

SPAIN (3.96%):
545,600	Banco Santander Central Hispano S.A.	7,971,608
240,200	Repsol YPF S.A.	6,878,041
381,246	Telefonica S.A.	6,336,586

		21,186,235

SWEDEN (0.98%):
126,700	Svenska Cellulosa AB	5,232,696

SWITZERLAND (3.38%):
161,800	Micronas Semiconductor AG	4,361,722
47,410	Roche Holdings AG	7,825,486
53,800	UBS AG, Registered Shares	5,890,913

		18,078,121

TAIWAN (3.00%):
1,347,701	Hon Hai Precision, Inc.	8,332,810
841,109	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	7,721,377

		16,054,187

THAILAND (1.07%):
2,426,900	Advanced Info Service Public Co. Ltd. (Foreign Shares)	5,732,835

TURKEY (0.88%):
824,000	Arcelik A.S.	4,684,808

UNITED KINGDOM (17.34%):
572,500	BG Group	7,640,762
543,700	British Sky Broadcasting Group plc	5,745,063
741,700	Cadbury Schweppes plc	7,141,637
436,800	EMAP plc	6,864,839
270,993	GlaxoSmithKline plc	7,561,820
464,300	HSBC Holdings plc	8,168,560
502,300	Paragon Group plc	6,069,749
165,277	Reckitt Benckiser plc	6,166,363
238,142	Royal Bank of Scotland Group plc	7,816,172
1,677,200	Sage Group plc (The)	7,149,636
1,326,842	Serco Group plc	7,840,114
509,400	Shire plc	7,445,064
1,983,576	William Morrison Supermarkets plc	7,125,271

		92,735,050

Total COMMON STOCKS (Cost $433,945,738)		521,672,617

PREFERRED STOCKS (1.20%):
SOUTH KOREA (1.20%):
128,635	Hyundai Motor Co. Ltd.	6,442,945

Total PREFERRED STOCKS (Cost $5,281,678)		6,442,945

RIGHTS (0.03%):
FRANCE (0.03%):
219,228	AXA S.A.	185,045

Total RIGHTS (Cost $0)		185,045

Principal Amount
REPURCHASE AGREEMENT (0.79%):
$4,217,000	JP Morgan Chase Securities, Inc., 4.37%, dated 06/30/06, to be repurchased 07/03/06, repurchase price $4,218,536 (collateralized by Fannie Mae Note, par value $4,287,000, 5.68%, maturing 11/27/15; total market value $4,239,314)	4,217,000

Total REPURCHASE AGREEMENT (Cost $4,217,000)		4,217,000

Total Investments (Cost $443,444,416) (b) - 99.55%		$532,517,607
Other assets in excess of liabilities - 0.45%		2,408,371

NET ASSETS - 100.00%		$534,925,978

(a)	Non-income producing security.

(b)	Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from value by net unrealized appreciation/(depreciation) of securities as follows:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
$101,277,328	$(12,204,137)	$89,073,191

ADR - American Depositary Receipt

Ltd. - Limited

plc - public limited company

Excelsior Funds, Inc.

Pacific / Asia Fund

Schedule of Portfolio Investments	June 30, 2006
(Unaudited)

Shares	Security Description	Value
COMMON STOCKS (99.02%):
AUSTRALIA (2.63%):
320,000	Energy Resources of Australia Ltd.	$3,059,530
46,375	Rio Tinto Ltd.	2,683,254

		5,742,784

CHINA (12.26%):
544,800	ASM Pacific Technology Ltd. (Hong Kong)	2,660,276
76,500	China Mobile Ltd. ADR (Hong Kong)	2,188,665
2,811,400	FU JI Food & Catering Services Ltd. (Hong Kong)	4,646,734
1,322,900	Hongkong Land Holdings Ltd.	4,844,599
26,000	PetroChina Co. Ltd. ADR	2,807,220
122,700	Suntech Power Holdings Co. Ltd. ADR (a)	3,466,275
5,400	Xinhua Finance Ltd. (a)	3,610,958
4,429,100	Xiwang Sugar Holdings Co. Ltd. (Hong Kong)	2,589,561

		26,814,288

INDIA (2.49%):
675,500	Bharti Tele-Ventures Ltd. (a)	5,439,761

INDONESIA (2.74%):
7,487,300	PT Telekomunikasi Indonesia Tbk	5,980,306

JAPAN (64.34%):
65,850	Canon, Inc.	3,227,827
154,900	Casio Computer Co. Ltd.	2,961,175
310,745	Chiyoda Corp.	6,358,638
331,200	Don Quijote Co. Ltd.	7,517,662
78,600	FANUC Co. Ltd.	7,061,393
135,300	Hoya Corp.	4,817,535
229,100	JS Group Corp.	4,817,149
25,800	Keyence Corp.	6,584,244
252,900	Koyo Seiko Co. Ltd	4,891,536
63,400	Kyocera Corp.	4,918,264
254	Millea Holdings, Inc.	4,729,021
455	Mitsubishi Tokyo Financial Group, Inc.	6,379,277
270,000	NEOMAX Co. Ltd.	5,722,726
269,000	Ngk Spark Plug Co. Ltd.	5,412,006
39,700	Nidec Corp.	2,848,770
173,000	Nikon Corp.	3,027,083
40,000	Nintendo Co. Ltd.	6,722,058
2,750	NTT DoCoMo, Inc.	4,024,058
11,900	ORIX Corp.	2,904,249
599,000	Sekisui Chemical Co. Ltd.	5,176,110
765,200	Sumitomo Trust & Banking Co. Ltd.	8,378,963
99,000	Takeda Pharmaceutical Co. Ltd.	6,163,592

671,000	The Bank of Fukuoka Ltd.	5,105,503
43,500	Toho Titanium Co. Ltd.	2,354,877
618,000	Toshiba Corp.	4,035,916
41,800	Toyota Motor Corp. (a)	2,185,029
367,400	Urban Corp.	4,441,475
77,700	Yamada Denki Co. Ltd.	7,917,870

		140,684,006

SINGAPORE (3.30%):
250,000	DBS Group Holdings Ltd.	2,857,030
2,292,000	Sembcorp Marine Ltd.	4,355,550

		7,212,580

SOUTH KOREA (2.22%):
7,648	Samsung Electronic Co. Ltd.	4,856,039

TAIWAN (4.43%):
882,495	Hon Hai Precision, Inc.	5,456,450
460,147	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4,224,151

		9,680,601

THAILAND (4.61%):
2,206,600	Advanced Info Service Public Co. Ltd. (Foreign Shares)	5,212,441
11,484,400	Home Product Center Public Co. Ltd. (Foreign Shares) (b)	2,727,922
3,237,600	Thai Union Frozen Products Public Co. Ltd. (Foreign Shares)	2,145,063

		10,085,426

Total COMMON STOCKS (Cost $194,886,113)		216,495,791

Principal Amount
REPURCHASE AGREEMENT (0.40%):
$ 885,000	JP Morgan Chase Securities, Inc., 4.37%, dated 06/30/06, to be repurchased 07/03/06, repurchase price $885,322 (collarteralized by Fannie Mae Note, par value $900,000, 5.68%, maturing on 11/27/15; total market value $889,683)	885,000

Total REPURCHASE AGREEMENT (Cost $885,000)		885,000

Total Investments (Cost $195,771,113) (b) - 99.42%		$217,380,791
Other assets in excess of liabilities - 0.58%		1,265,751

NET ASSETS - 100.00%		$218,646,542

(a)	Non-income producing security

(b)	Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from value by net unrealized appreciation/(depreciation) of securities as follows:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
$31,180,756	$(9,571,078)	$21,609,678

ADR - American Depository Receipt

Ltd. - Limited

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Excelsior Funds, Inc.

By (Signature and Title)	/s/ EVELYN DILSAVER
Evelyn Dilsaver, President

Date August 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ EVELYN DILSAVER
Evelyn Dilsaver, President

Date August 17, 2006

By (Signature and Title)	/s/ GEORGE PEREIRA
George Pereira, Principal Financial Officer

Date August 17, 2006